Summary of Company's Net Pretax Restructuring Charges (Credits) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]	Mar. 31, 2014 Wireless [Member]	Mar. 31, 2013 Wireless [Member]	Dec. 31, 2013 Wireless [Member] Successor [Member]	Dec. 31, 2012 Wireless [Member] Successor [Member]	Dec. 31, 2011 Wireless [Member] Successor [Member]	Jan. 14, 2011 Wireless [Member] Predecessor [Member]	Mar. 31, 2014 Enterprise [Member]	Mar. 31, 2013 Enterprise [Member]	Dec. 31, 2013 Enterprise [Member] Successor [Member]	Dec. 31, 2012 Enterprise [Member] Successor [Member]	Dec. 31, 2011 Enterprise [Member] Successor [Member]	Jan. 14, 2011 Enterprise [Member] Predecessor [Member]	Mar. 31, 2014 Broadband [Member]	Mar. 31, 2013 Broadband [Member]	Dec. 31, 2013 Broadband [Member] Successor [Member]	Dec. 31, 2012 Broadband [Member] Successor [Member]	Dec. 31, 2011 Broadband [Member] Successor [Member]	Jan. 14, 2011 Broadband [Member] Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Total pretax restructuring charges	$ 1,980	$ 1,803	$ 22,104	$ 22,993	$ 18,715	$ 9	$ 1,238	$ 1,120	$ 24,306	$ 21,859	$ 13,241	$ 10	$ 214	$ 453	$ 5,094	$ 311	$ 1,212	$ 6	$ 528	$ 230	$ (7,296)	$ 823	$ 4,262	$ (7)